Intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	₨ 693
Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	693
System software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	673
System software [member] | Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	673
License fees [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	20
License fees [member] | Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible assets retired from active use and not classified as held for sale	₨ 20